UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Deerfield Management Company, LP
Address:       780 Third Avenue, 37th Floor
               New York, NY 10017

Form 13F File Number: 28-5366

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Flynn Management LLC, its general partner
Name:          James E. Flynn
Title:         Managing Member
Phone:         212-551-1600

Signature, Place, and Date of Signing:

/s/ James E. Flynn            New York, NY                  2/14/07
------------------            ------------                  -------
    [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         84
Form 13F Information Table Value Total:         $1,578,870
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28-11827                        Flynn Management LLC


                                              TITLE               VALUE    SHARES/   SH/ PUT/ INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                                OF CLASS CUSIP     x($1000)  PRN AMT   PRN CALL DISCRETN  MANAGERS   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ACUSPHERE INC                                 COM STK  99AC53B69     732     300,000 SH       SOLE       NA       300,000  0      0
ADVANCIS PHARMACEUTI CAL CORP                 COM STK  00764L109  11,378   2,909,981 SH       SOLE       NA     2,909,981  0      0
AETNA INC NEW                                 COM STK  99O95K891  15,113     350,000 SH       SOLE       NA       350,000  0      0
ALLERGAN INC                                  COM STK  018490102   8,981      75,000 SH       SOLE       NA        75,000  0      0
ALLION HEALTHCARE INC COM                     COM STK  019615103   1,887     263,500 SH       SOLE       NA       263,500  0      0
ALTUS PHARMACEUTICAL S INC COM                COM STK  02216N105   1,964     104,208 SH       SOLE       NA       104,208  0      0
AMEDISYS INC                                  COM STK  023436108  10,226     311,100 SH       SOLE       NA       311,100  0      0
AMERICAN MEDICAL SYS TEMS HOLD                COM STK  02744M108  42,878   2,315,200 SH       SOLE       NA     2,315,200  0      0
AMGEN INC                                     COM STK  031162100  14,687     215,000 SH       SOLE       NA       215,000  0      0
AMICAS INC                                    COM STK  001712108   2,937     999,100 SH       SOLE       NA       999,100  0      0
AMYLIN PHARMACEUTICA LS INC CO                COM STK   32346108   9,919     275,000 SH       SOLE       NA       275,000  0      0
AMYLIN PHARMACEUTICA LS INC CO OPTIONS - PUTS COM STK  99095KLB1  10,821     300,000 SH       SOLE       NA       300,000  0      0
ANADYS PHARMACEUTICA LS INC CO                COM STK  03252Q408  10,835   2,202,180 SH       SOLE       NA     2,202,180  0      0
AP PHARMA INC.                                COM STK  00202J104     891     650,000 SH       SOLE       NA       650,000  0      0
ARENA PHARMACEUTICAL S INC COM                COM STK  040047102  30,108   2,332,150 SH       SOLE       NA     2,332,150  0      0
ARRAY BIOPHARMA INC                           COM STK  04269X105  34,324   2,656,674 SH       SOLE       NA     2,656,674  0      0
ARTHROCARE CORP COM                           COM STK  043136100   1,613      40,394 SH       SOLE       NA        40,394  0      0
ATS MED INC                                   COM STK  002083103   4,004   1,934,200 SH       SOLE       NA     1,934,200  0      0
BIOMIRA INC CAD COM NPV                       COM STK  09161R106   1,140   1,000,000 SH       SOLE       NA     1,000,000  0      0
BIOVAIL CORP COM STK                          COM STK  09067J109  59,596   2,816,425 SH       SOLE       NA     2,816,425  0      0
CAPITAL SR LIVING CO RP COM ST                COM STK  140475104   6,773     636,600 SH       SOLE       NA       636,600  0      0
CARDINAL HEALTH INC COM                       COM STK  14149Y108  51,286     796,000 SH       SOLE       NA       796,000  0      0
CAREMARK RX INC                               COM STK  141705103  62,821   1,100,000 SH       SOLE       NA     1,100,000  0      0
CAS MEDICAL SYSTEMS INC COM ST                COM STK  124769209   2,218     277,294 SH       SOLE       NA       277,294  0      0
CELGENE CORP                                  COM STK  151020104  49,257     856,200 SH       SOLE       NA       856,200  0      0
CEPHEID INC                                   COM STK  15670R107     255      30,000 SH       SOLE       NA        30,000  0      0
CIGNA CORP                                    COM STK  125509109  64,798     492,500 SH       SOLE       NA       492,500  0      0
COLEY PHARMACEUTICAL                          COM STK  19388P106   2,993     308,874 SH       SOLE       NA       308,874  0      0
COLLAGENEX PHARMACEU TICALS IN                COM STK  19419B100  20,955   1,500,000 SH       SOLE       NA     1,500,000  0      0
COTHERIX                                      COM STK  22163T103  17,967   1,331,894 SH       SOLE       NA     1,331,894  0      0
COVENTRY HLTH CARE INC COM                    COM STK  222862104  18,769     375,000 SH       SOLE       NA       375,000  0      0
CUBIST PHARMACEUTICA LS INC CO                COM STK  229678107  38,876   2,146,634 SH       SOLE       NA     2,146,634  0      0
CYCLACEL PHARMACEUTI CALS INC                 COM STK  23254L108   7,350   1,071,429 SH       SOLE       NA     1,071,429  0      0
CYTOKINETICS INC                              COM STK  23282W100   1,870     250,000 SH       SOLE       NA       250,000  0      0
DIALYSIS CORP OF AMERICA                      COM STK  252529102   4,779     376,000 SH       SOLE       NA       376,000  0      0
DISCOVERY LABORATORI ES INC NE                COM STK  254668106     612     259,359 SH       SOLE       NA       259,359  0      0
DYNAVAX TECHS                                 COM STK  268158102  44,537   4,851,538 SH       SOLE       NA     4,851,538  0      0
EMAGEON INC COM                               COM STK  29076V109  14,090     917,288 SH       SOLE       NA       917,288  0      0
EMERGENCY MEDICAL SV CS CORP C                COM STK  29100P102   8,392     400,000 SH       SOLE       NA       400,000  0      0
EXELIXIS INC                                  COM STK  30161Q104  24,194   2,688,270 SH       SOLE       NA     2,688,270  0      0
EXELIXIS INC                                  COM STK  99O96LHL1   4,519     502,100 SH       SOLE       NA       502,100  0      0
FAMILYMEDS GROUP INC                          COM STK  30706T209     979     358,649 SH       SOLE       NA       358,649  0      0
FIVE STAR QUALITY CA RE INC CO                COM STK  33832D106   7,805     700,000 SH       SOLE       NA       700,000  0      0
GILEAD SCIENCES INC                           COM STK  375558103  46,650     718,467 SH       SOLE       NA       718,467  0      0
HANSEN MEDICAL INC                            COM STK  411307101   6,161     533,900 SH       SOLE       NA       533,900  0      0
HEALTH NET INC                                COM STK  42222G108  34,879     716,800 SH       SOLE       NA       716,800  0      0
INFINITY PHARMACEUTI CALS INC                 COM STK  45665G303   3,678     296,361 SH       SOLE       NA       296,361  0      0


INSPIRE PHARMACEUTIC ALS INC C                COM STK  457733103  35,936   5,659,285 SH       SOLE       NA     5,659,285  0      0
INTERMUNE INC                                 COM STK  45884X103  61,419   1,997,362 SH       SOLE       NA     1,997,362  0      0
INTERMUNE INC                                 COM STK  99O95NYC9  15,375     500,000 SH       SOLE       NA       500,000  0      0
INTRALASE CORP                                COM STK  461169104  15,442     690,000 SH       SOLE       NA       690,000  0      0
ISTA PHARMACEUTICALS                          COM STK  45031X204  21,917   3,082,620 SH       SOLE       NA     3,082,620  0      0
KOSAN BIOSCIENCES IN C                        COM STK  50064W107   1,733     312,300 SH       SOLE       NA       312,300  0      0
MAGELLAN HEALTH SERV ICES INC                 COM STK  559079207  22,039     509,936 SH       SOLE       NA       509,936  0      0
MANNKIND CORP                                 COM STK  56400P201  14,134     857,143 SH       SOLE       NA       857,143  0      0
MCKESSON CORP                                 COM STK  58155Q103  43,095     850,000 SH       SOLE       NA       850,000  0      0
MEDICIS PHARMACEUTICAL CORP                   COM STK  584690309   7,613     216,721 SH       SOLE       NA       216,721  0      0
MEDIMMUNE INC                                 COM STK  584699102  42,891   1,325,029 SH       SOLE       NA     1,325,029  0      0
METABASIS THRPTC                              COM STK  59101M105   2,895     384,962 SH       SOLE       NA       384,962  0      0
MGI PHARMA INC                                COM STK  552880106  24,866   1,350,701 SH       SOLE       NA     1,350,701  0      0
NEUROGEN CORP                                 COM STK  64124E106   1,190     200,000 SH       SOLE       NA       200,000  0      0
NITROMED INC                                  COM STK  654798503   2,791   1,139,300 SH       SOLE       NA     1,139,300  0      0
NXSTAGE MEDICAL INC                           COM STK  67072V103   2,623     313,000 SH       SOLE       NA       313,000  0      0
OPTION CARE INC                               COM STK  683948103  14,250   1,000,026 SH       SOLE       NA     1,000,026  0      0
PAR PHARMACEUTICAL C OS INC CO                COM STK  69888P106  93,965   4,200,485 SH       SOLE       NA     4,200,485  0      0
PONIARD PHARMACEUTIC ALS INC C                COM STK  732449301   8,937   1,787,463 SH       SOLE       NA     1,787,463  0      0
RES-CARE INC                                  COM STK  760943100   8,168     450,000 SH       SOLE       NA       450,000  0      0
RESMED INC COM STK                            COM STK  761152107  26,141     531,100 SH       SOLE       NA       531,100  0      0
RESPIRONICS INC                               COM STK  761230101  63,599   1,684,734 SH       SOLE       NA     1,684,734  0      0
RIGEL PHARMACEUTICAL S INC COM                COM STK  766559603  11,870   1,000,000 SH       SOLE       NA     1,000,000  0      0
SEPRACOR INC                                  COM STK  817315104  48,376     785,572 SH       SOLE       NA       785,572  0      0
SOMANETICS CORP                               COM STK  834445405   3,888     170,000 SH       SOLE       NA       170,000  0      0
STAAR SURGICAL CO                             COM STK  852312305  10,744   1,532,675 SH       SOLE       NA     1,532,675  0      0
SUNESIS PHARMACEUTIC ALS INC C                COM STK  867328502   7,883   1,744,006 SH       SOLE       NA     1,744,006  0      0
SUPERGEN INC                                  COM STK  868059106   9,731   1,915,487 SH       SOLE       NA     1,915,487  0      0
TENET HEALTHCARE CORP                         COM STK  88033G100   6,970   1,000,000 SH       SOLE       NA     1,000,000  0      0
THE TRIZETTO GROUP I NC COM ST                COM STK  896882107  11,509     626,525 SH       SOLE       NA       626,525  0      0
THIRD WAVE TECHNOLOG IES COM S                COM STK  88428W108  23,733   4,934,065 SH       SOLE       NA     4,934,065  0      0
TUTOGEN MED INC                               COM STK  901107102   2,927     404,850 SH       SOLE       NA       404,850  0      0
UNITEDHEALTH GRP                              COM STK  91324P102  17,548     326,600 SH       SOLE       NA       326,600  0      0
VERTEX PHARMACEUTICA LS INC CO                COM STK  92532F100  25,800     689,469 SH       SOLE       NA       689,469  0      0
VITAL IMAGES INC                              COM STK  92846N104   1,827      52,500 SH       SOLE       NA        52,500  0      0
WELLPOINT HEALTH NET WORKS INC                COM STK  94973V107  21,978     279,300 SH       SOLE       NA       279,300  0      0
ZYMOGENETICS INC                              COM STK  98985T109  21,570   1,385,327 SH       SOLE       NA     1,385,327  0      0

                                           84                  1,578,870

